Consolidated Balance Sheets		Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 6,646,788	$ 4,943,688	$ 3,468,594
Accounts receivable, net		11,547,018	8,588,336	11,508,064
Inventories, net		7,578,048	5,636,332	6,249,895
Other receivables		1,445,462	1,075,093	497,309
Deferred initial public offering (“IPO”) costs				1,560,933
Total current assets		27,454,127	20,419,582	23,642,814
Non-current assets
Financial instrument		236,771	176,103	231,293
Loan receivables		5,180,380	3,853,016
Property, plant and equipment, net		6,399,557	4,759,804	5,811,883
Right-of-use assets – operating leases		4,420,627	3,287,934	4,522,524
Total non-current assets		16,237,335	12,076,857	10,565,700
Total assets		43,691,462	32,496,439	34,208,514
Current liabilities
Bank loans, current portion		400,016	297,520	598,848
Finance lease liabilities, current portion		199,320	148,248	168,192
Accounts payable		7,571,503	5,631,464	6,441,094
Operating lease liabilities, current portion		1,298,058	965,458	1,240,129
Other payables		2,208,350	1,642,507	3,058,781
Provision for income taxes		454,005	337,676	1,177,119
Total current liabilities		12,131,252	9,022,873	12,684,163
Non-current liabilities:
Bank loans, non-current portion		2,834,183	2,107,983	3,070,967
Finance lease liabilities, non-current portion		593,510	441,435	379,481
Operating lease liabilities, non-current portion		3,363,357	2,501,567	3,487,144
Deferred tax liabilities		1,446	1,075	1,446
Total non-current liabilities		6,792,496	5,052,060	6,939,038
Total liabilities		18,923,748	14,074,933	19,623,201
Commitments and contingencies (Note 21)
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares, issued 12,500,000 and 14,500,000 shares outstanding as of March 31, 2024 and March 31, 2025, respectively*	[1]	1,978	1,471	1,707
Additional paid-in capital		11,382,600	8,466,047	3,377,293
Retained earnings		13,444,178	9,999,389	11,206,313
Accumulated other comprehensive losses		(61,042)	(45,401)
Total shareholders’ equity		24,767,714	18,421,506	14,585,313
Total liabilities and shareholders’ equity		43,691,462	32,496,439	34,208,514
Related Party
Current assets
Advances to related parties		$ 236,811	$ 176,133	$ 358,019

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 16.